Quarterly Holdings Report
for
Fidelity® Multi-Strategy Credit Fund
September 30, 2025
MSC-NPRT1-1125
1.9910150.102
Alternative Funds - 44.9%
	Shares	Value ($)
Fidelity Private Credit Fund Class I (b) (Cost $23,955,876)	939,328	23,660,357

Asset-Backed Securities - 1.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (c)(d)(e)	250,000	251,634
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 10.3185% 10/25/2034 (c)(d)(e)	250,000	250,361
TOTAL ASSET-BACKED SECURITIES (Cost $500,000)		501,995

Bank Loan Obligations - 6.3%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (c)(d)(f)	50,000	49,938
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.76% 11/16/2028 (c)(d)(f)	49,624	49,698
UNITED KINGDOM - 0.9%
Communication Services - 0.2%
Entertainment - 0.2%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7802% 12/2/2031 (c)(d)(f)	124,064	123,708
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7779% 7/21/2030 (c)(d)(f)	167,235	167,097
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (c)(d)(f)	207,799	208,763
TOTAL UNITED KINGDOM		499,568
UNITED STATES - 5.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/15/2030 (c)(d)(f)	99,492	98,759
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (c)(d)(f)	54,723	52,223
TOTAL COMMUNICATION SERVICES		150,982

Consumer Discretionary - 1.4%
Automobile Components - 0.1%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 1/26/2029 (c)(d)(f)	68,915	55,648
Broadline Retail - 0.4%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/23/2032 (c)(d)(f)	194,672	194,429
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(f)	169,116	141,031
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(f)	56,002	56,282
		197,313
Hotels, Restaurants & Leisure - 0.2%
CE Intermediate I LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3764% 3/25/2032 (c)(d)(f)	99,250	99,292
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5134% 6/29/2028 (c)(d)(f)	44,973	41,904
Specialty Retail - 0.3%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (c)(d)(f)	4,533	4,507
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9858% 6/6/2031 (c)(d)(f)	57,297	55,819
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 2/8/2028 (c)(d)(f)	118,159	111,200
		171,526
TOTAL CONSUMER DISCRETIONARY		760,112

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (c)(d)(f)(g)	35,000	34,125
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(f)	184,225	88,595
Financials - 0.5%
Financial Services - 0.2%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 7/31/2031 (c)(d)(f)	109,176	108,864
Insurance - 0.3%
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 5/31/2032 (c)(d)(f)	5,000	5,016
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 12/29/2031 (c)(d)(f)	129,674	129,142
		134,158
TOTAL FINANCIALS		243,022

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 1/15/2031 (c)(d)(f)	4,988	4,983
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 10/8/2030 (c)(d)(f)	99,750	98,160
TOTAL HEALTH CARE		103,143

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (c)(d)(f)	4,925	4,452
Information Technology - 2.4%
IT Services - 0.5%
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 3/20/2032 (c)(d)(f)	64,675	64,734
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	180,000	180,425
		245,159
Software - 1.9%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/23/2032 (c)(d)(f)	5,000	5,107
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (c)(d)(f)	197,510	197,566
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/26/2032 (c)(d)(f)	49,875	49,861
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.1634% 2/19/2029 (c)(d)(f)	30,000	27,225
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 10/9/2029 (c)(d)(f)	94,741	94,682
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (c)(d)(f)	5,000	4,999
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (c)(d)(f)	99,250	97,903
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5695% 6/2/2028 (c)(d)(f)	108,586	104,529
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/31/2028 (c)(d)(f)	64,672	64,841
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (c)(d)(f)	34,198	34,104
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (c)(d)(f)	152,473	152,276
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (c)(d)(f)	64,837	64,655
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	79,800	82,550
		980,298
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1354% 2/20/2032 (c)(d)(f)	37,500	37,524
TOTAL INFORMATION TECHNOLOGY		1,262,981

Materials - 0.2%
Chemicals - 0.2%
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (c)(d)(f)	84,310	83,425
TOTAL UNITED STATES		2,730,837
TOTAL BANK LOAN OBLIGATIONS (Cost $3,349,621)		3,330,041

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(e)	100,000	98,393
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.8654% 4/15/2038 (c)(d)(e)	80,000	80,050
TOTAL UNITED STATES		178,443
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $169,408)		178,443

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GEO Group Inc/The (h) (Cost $4,492)	354	7,253

Convertible Corporate Bonds - 6.5%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (e)	30,000	30,300
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 0.5% 6/1/2031	39,000	71,643
INDIA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd 0% 7/1/2030 (e)(i)	33,000	34,070
ISRAEL - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd 0% 9/15/2030 (e)(i)	110,000	120,120
UNITED STATES - 6.1%
Communication Services - 0.6%
Entertainment - 0.2%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	40,000	53,040
Live Nation Entertainment Inc 2.875% 1/15/2030 (e)	50,000	55,425
		108,465
Interactive Media & Services - 0.0%
Snap Inc 0.5% 5/1/2030	20,000	17,100
Media - 0.4%
Cardlytics Inc 4.25% 4/1/2029	37,000	19,482
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	74,548	183,388
		202,870
TOTAL COMMUNICATION SERVICES		328,435

Consumer Discretionary - 0.8%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030 (e)	50,000	51,050
Automobiles - 0.0%
Lucid Group Inc 1.25% 12/15/2026 (e)	12,000	11,160
Broadline Retail - 0.1%
Etsy Inc 1% 6/15/2030 (e)	32,000	34,880
Hotels, Restaurants & Leisure - 0.5%
Cheesecake Factory Inc/The 2% 3/15/2030 (e)	27,000	27,554
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (e)	20,000	18,424
DoorDash Inc 0% 5/15/2030 (e)(i)	27,000	30,686
NCL Corp Ltd 0.75% 9/15/2030 (e)	40,000	40,350
NCL Corp Ltd 1.125% 2/15/2027	25,000	25,588
Penn Entertainment Inc 2.75% 5/15/2026	19,000	19,598
Vail Resorts Inc 0% 1/1/2026 (i)	124,000	122,264
		284,464
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028	32,000	32,751
TOTAL CONSUMER DISCRETIONARY		414,305

Consumer Staples - 0.1%
Food Products - 0.1%
Freshpet Inc 3% 4/1/2028	53,000	59,572
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp 2.25% 11/1/2030 (e)	5,000	16,374
Northern Oil & Gas Inc 3.625% 4/15/2029	27,000	27,041
		43,415
Financials - 0.2%
Capital Markets - 0.0%
WisdomTree Inc 4.625% 8/15/2030 (e)	20,000	21,183
Consumer Finance - 0.0%
Upstart Holdings Inc 1% 11/15/2030 (e)	11,000	10,290
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	63,000	58,181
Insurance - 0.1%
Oscar Health Inc 2.25% 9/1/2030 (e)	30,000	32,995
TOTAL FINANCIALS		122,649

Health Care - 0.4%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	32,000	52,592
Cytokinetics Inc 1.75% 10/1/2031 (e)	58,000	66,374
Cytokinetics Inc 3.5% 7/1/2027	38,000	49,257
		168,223
Pharmaceuticals - 0.0%
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (e)	21,000	23,637
TOTAL HEALTH CARE		191,860

Industrials - 0.8%
Aerospace & Defense - 0.1%
AeroVironment Inc 0% 7/15/2030 (j)	33,000	40,887
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (e)	20,000	20,730
Construction & Engineering - 0.0%
Fluor Corp 1.125% 8/15/2029	11,000	13,052
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 6.75% 6/15/2030 (e)	10,000	23,715
Ground Transportation - 0.2%
Hertz Corp/The 5.5% 10/1/2030 (e)	40,000	40,303
Lyft Inc 0% 9/15/2030 (e)(j)	30,000	36,195
Lyft Inc 0.625% 3/1/2029	23,000	29,670
		106,168
Passenger Airlines - 0.0%
JetBlue Airways Corp 2.5% 9/1/2029	9,000	9,292
Professional Services - 0.4%
BlackSky Technology Inc 8.25% 8/1/2033 (e)	25,000	28,125
Parsons Corp 2.625% 3/1/2029	106,000	120,840
Planet Labs PBC 0.5% 10/15/2030 (e)	21,000	28,298
		177,263
Trading Companies & Distributors - 0.1%
Xometry Inc 0.75% 6/15/2030 (e)	20,000	28,000
TOTAL INDUSTRIALS		419,107

Information Technology - 2.8%
Communications Equipment - 0.1%
Lumentum Holdings Inc 0.375% 3/15/2032 (e)	30,000	34,440
Electronic Equipment, Instruments & Components - 0.0%
Mirion Technologies Inc 0% 10/1/2031 (e)(i)	30,000	32,190
IT Services - 0.4%
Cloudflare Inc 0% 6/15/2030 (e)(j)	57,000	64,724
DigitalOcean Holdings Inc 0% 8/15/2030 (e)(i)	84,000	93,608
Snowflake Inc 0% 10/1/2029 (j)	18,000	28,179
		186,511
Semiconductors & Semiconductor Equipment - 0.7%
Cohu Inc 1.5% 1/15/2031 (e)	82,000	83,868
MKS Inc 1.25% 6/1/2030	73,000	79,935
ON Semiconductor Corp 0% 5/1/2027 (i)	83,000	94,454
Semtech Corp 1.625% 11/1/2027	7,000	13,773
Synaptics Inc 0.75% 12/1/2031 (e)	24,000	23,628
Veeco Instruments Inc 2.875% 6/1/2029	14,000	17,885
Wolfspeed Inc 0.25% 2/15/2028 (k)	28,000	15,364
Wolfspeed Inc 1.875% (k)(l)	34,000	18,765
Wolfspeed Inc 2.5% 6/15/2031	9,000	21,410
		369,082
Software - 1.3%
Alkami Technology Inc 1.5% 3/15/2030 (e)	25,000	26,675
BILL Holdings Inc 0% 4/1/2030 (e)(i)	35,000	31,150
BlackLine Inc 1% 6/1/2029	30,000	31,115
Cipher Mining Inc 0% 10/1/2031 (e)(i)	70,000	77,035
Commvault Systems Inc 0% 9/15/2030 (e)(j)	121,000	124,872
Core Scientific Inc 0% 6/15/2031 (e)(i)	41,000	45,818
Life360 Inc 0% 6/1/2030 (e)(i)	10,000	14,706
Nutanix Inc 0.25% 10/1/2027	10,000	13,759
Progress Software Corp 3.5% 3/1/2030	10,000	10,044
Riot Platforms Inc 0.75% 1/15/2030 (e)	50,000	76,338
Rubrik Inc 0% 6/15/2030 (e)(i)	25,000	25,288
Terawulf Inc 1% 9/1/2031 (e)	68,000	80,920
Unity Software Inc 0% 3/15/2030 (e)(j)	36,000	48,623
Varonis Systems Inc 1% 9/15/2029	55,000	59,290
		665,633
Technology Hardware, Storage & Peripherals - 0.3%
Seagate HDD Cayman 3.5% 6/1/2028	28,000	80,640
Western Digital Corp 3% 11/15/2028	31,000	99,433
		180,073
TOTAL INFORMATION TECHNOLOGY		1,467,929

Real Estate - 0.2%
Health Care REITs - 0.1%
Welltower OP LLC 2.75% 5/15/2028 (e)	33,000	61,743
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (e)	43,000	45,150
TOTAL REAL ESTATE		106,893

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	45,000	45,509
TOTAL UNITED STATES		3,199,674
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,033,624)		3,455,807

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Financials - 0.1%
Capital Markets - 0.0%
Ares Management Corp 6.75% Series B	200	9,958
KKR & Co Inc Series D 6.25%	200	10,432
		20,390
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	600	42,327
TOTAL FINANCIALS		62,717

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A	100	27,180
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co Series A, 6%	1,200	83,352
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	400	21,968
TOTAL INDUSTRIALS		105,320

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Microchip Technology Inc Series A 7.5%	200	11,806
Software - 0.1%
Strategy Inc 8%	300	27,510
TOTAL INFORMATION TECHNOLOGY		39,316

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp Series A, 6%	800	31,664
TOTAL UNITED STATES		266,197
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $259,577)		266,197

Foreign Government and Government Agency Obligations - 0.6%
		Principal Amount (a)	Value ($)
BRAZIL - 0.6%
Brazilian Federative Republic 10% 1/1/2027 (Cost $316,521)	BRL	1,800,000	323,755

Non-Convertible Corporate Bonds - 31.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 8% 11/1/2027 (e)	125,000	127,412
Mineral Resources Ltd 9.25% 10/1/2028 (e)	10,000	10,478

TOTAL AUSTRALIA		137,890
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (e)	70,000	69,591
CANADA - 2.1%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (e)	105,000	100,253
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (e)	40,000	39,747
		140,000
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (e)	65,000	50,386
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Baytex Energy Corp 7.375% 3/15/2032 (e)	30,000	29,373
Enbridge Inc 8.5% 1/15/2084 (c)	350,000	400,301
Parkland Corp 6.625% 8/15/2032 (e)	100,000	102,756
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)	125,000	130,598
Transcanada Trust 5.6% 3/7/2082 (c)	55,000	54,499
		717,527
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (e)	15,000	16,056
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (e)	60,000	62,425
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.65% 12/1/2044	70,000	59,766
Utilities - 0.1%
Gas Utilities - 0.1%
AltaGas Ltd 7.2% 10/15/2054 (c)(e)	45,000	46,549
TOTAL CANADA		1,092,709
FRANCE - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 5.125% 7/15/2029 (e)	60,000	51,240
Altice France SA 5.5% 1/15/2028 (e)	5,000	4,400
Altice France SA 5.5% 10/15/2029 (e)	175,000	151,364
Altice France SA 8.125% 2/1/2027 (e)	145,000	137,999
		345,003
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (e)	95,000	101,217
TOTAL FRANCE		446,220
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Cerdia Finanz GmbH 9.375% 10/3/2031 (e)	50,000	52,937
IRELAND - 0.6%
Financials - 0.6%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	150,000	154,746
Financial Services - 0.3%
GGAM Finance Ltd 5.875% 3/15/2030 (e)	95,000	96,186
GGAM Finance Ltd 6.875% 4/15/2029 (e)	30,000	31,110
GGAM Finance Ltd 8% 6/15/2028 (e)	25,000	26,461
		153,757
TOTAL IRELAND		308,503
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (e)	70,000	52,675
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (e)	60,000	58,880
TOTAL LUXEMBOURG		111,555
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (e)	50,000	51,912
PANAMA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (e)	60,000	62,746
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (e)	85,000	80,141
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (e)	200,000	210,624
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (e)	30,000	32,136
		242,760
TOTAL UNITED KINGDOM		322,901
UNITED STATES - 26.6%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.7%
Consolidated Communications Inc 5% 10/1/2028 (e)	80,000	81,000
Frontier Communications Holdings LLC 8.75% 5/15/2030 (e)	65,000	67,902
Level 3 Financing Inc 3.75% 7/15/2029 (e)	30,000	25,572
Level 3 Financing Inc 4% 4/15/2031 (e)	125,000	107,470
Level 3 Financing Inc 4.875% 6/15/2029 (e)	75,000	70,508
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (c)(e)	37,369	35,781
		388,233
Media - 3.2%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (e)	335,000	289,630
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	198,000	130,622
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (e)	60,000	62,019
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (e)	50,000	52,501
CSC Holdings LLC 3.375% 2/15/2031 (e)	225,000	145,113
CSC Holdings LLC 5% 11/15/2031 (e)	125,000	43,750
CSC Holdings LLC 6.5% 2/1/2029 (e)	50,000	36,953
DISH DBS Corp 5.125% 6/1/2029	255,000	218,068
DISH Network Corp 11.75% 11/15/2027 (e)	100,000	105,826
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	116,640	120,250
EW Scripps Co/The 9.875% 8/15/2030 (e)	75,000	70,398
Gray Media Inc 9.625% 7/15/2032 (e)	15,000	15,325
Sirius XM Radio LLC 3.875% 9/1/2031 (e)	50,000	45,313
Univision Communications Inc 4.5% 5/1/2029 (e)	50,000	47,161
Univision Communications Inc 7.375% 6/30/2030 (e)	200,000	200,957
Warnermedia Holdings Inc 5.05% 3/15/2042	90,000	71,849
		1,655,735
TOTAL COMMUNICATION SERVICES		2,043,968

Consumer Discretionary - 4.1%
Automobile Components - 0.2%
Hertz Corp/The 4.625% 12/1/2026 (e)	40,000	39,360
Patrick Industries Inc 6.375% 11/1/2032 (e)	40,000	40,584
		79,944
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% 12/15/2029 (e)	17,880	9,018
Wayfair LLC 7.25% 10/31/2029 (e)	20,000	20,621
		29,639
Diversified Consumer Services - 0.1%
TKC Holdings Inc 6.875% 5/15/2028 (e)	75,000	75,642
Hotels, Restaurants & Leisure - 2.4%
Affinity Interactive 6.875% 12/15/2027 (e)	80,000	45,600
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (e)	70,000	73,264
Boyd Gaming Corp 4.75% 6/15/2031 (e)	185,000	178,341
Caesars Entertainment Inc 6% 10/15/2032 (e)	55,000	54,173
Caesars Entertainment Inc 7% 2/15/2030 (e)	110,000	113,147
Carnival Corp 4% 8/1/2028 (e)	175,000	172,498
Churchill Downs Inc 5.5% 4/1/2027 (e)	150,000	149,790
Churchill Downs Inc 6.75% 5/1/2031 (e)	60,000	61,491
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (e)	70,000	66,622
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (e)	30,000	28,153
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (e)	120,000	115,439
Light & Wonder International Inc 7.5% 9/1/2031 (e)	40,000	41,598
Voyager Parent LLC 9.25% 7/1/2032 (e)	80,000	84,599
Yum! Brands Inc 3.625% 3/15/2031	100,000	93,371
		1,278,086
Household Durables - 0.2%
Newell Brands Inc 8.5% 6/1/2028 (e)	80,000	84,619
Specialty Retail - 1.0%
Bath & Body Works Inc 6.875% 11/1/2035	105,000	109,202
Carvana Co 5.625% 10/1/2025 (e)	175,000	175,000
Hudson Automotive Group 8% 5/15/2032 (e)	15,000	15,948
LBM Acquisition LLC 6.25% 1/15/2029 (e)	85,000	78,678
LBM Acquisition LLC 9.5% 6/15/2031 (e)	95,000	99,828
LCM Investments Holdings II LLC 8.25% 8/1/2031 (e)	25,000	26,440
SGUS LLC 11% 12/15/2029 (e)	7,575	7,141
Wand NewCo 3 Inc 7.625% 1/30/2032 (e)	25,000	26,341
		538,578
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (e)	45,000	41,170
TOTAL CONSUMER DISCRETIONARY		2,127,678

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (e)	270,000	265,209
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (e)	25,000	25,567
		290,776
Food Products - 0.4%
Fiesta Purchaser Inc 9.625% 9/15/2032 (e)	75,000	80,969
Post Holdings Inc 5.5% 12/15/2029 (e)	135,000	134,462
		215,431
TOTAL CONSUMER STAPLES		506,207

Energy - 3.7%
Energy Equipment & Services - 0.5%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (e)	50,000	52,986
Nabors Industries Inc 9.125% 1/31/2030 (e)	40,000	41,600
Transocean International Ltd 8% 2/1/2027 (e)	18,000	17,975
Transocean International Ltd 8.5% 5/15/2031 (e)	100,000	98,003
Transocean International Ltd 8.75% 2/15/2030 (e)	48,750	51,293
		261,857
Oil, Gas & Consumable Fuels - 3.2%
Civitas Resources Inc 8.75% 7/1/2031 (e)	55,000	56,348
Comstock Resources Inc 5.875% 1/15/2030 (e)	50,000	48,153
Crescent Energy Finance LLC 7.375% 1/15/2033 (e)	70,000	68,157
CVR Energy Inc 8.5% 1/15/2029 (e)	15,000	15,330
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (e)	140,000	140,453
Energy Transfer LP 6% 2/1/2029 (e)	205,000	207,916
Energy Transfer LP 8% 5/15/2054 (c)	20,000	21,372
EQT Corp 4.5% 1/15/2029	107,000	107,015
Harvest Midstream I LP 7.5% 5/15/2032 (e)	100,000	102,151
Hess Midstream Operations LP 5.125% 6/15/2028 (e)	130,000	129,853
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (e)	70,000	67,154
Northern Oil & Gas Inc 8.75% 6/15/2031 (e)	70,000	72,317
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	20,000	19,877
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (e)	35,000	34,556
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (e)	55,000	57,644
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	75,000	73,166
Sunoco LP 6.25% 7/1/2033 (e)	35,000	35,625
Sunoco LP 7.25% 5/1/2032 (e)	25,000	26,237
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (e)	115,000	112,519
Venture Global LNG Inc 8.375% 6/1/2031 (e)	50,000	52,498
Venture Global LNG Inc 9.5% 2/1/2029 (e)	60,000	66,122
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (e)	65,000	71,826
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (e)	65,000	73,366
Vital Energy Inc 7.875% 4/15/2032 (e)	35,000	33,975
		1,693,630
TOTAL ENERGY		1,955,487

Financials - 2.3%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (e)	55,000	54,840
Coinbase Global Inc 3.375% 10/1/2028 (e)	20,000	18,982
Coinbase Global Inc 3.625% 10/1/2031 (e)	25,000	22,309
		96,131
Consumer Finance - 0.3%
OneMain Finance Corp 4% 9/15/2030	185,000	171,968
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031	155,000	144,247
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (e)	50,000	52,407
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (e)	10,000	10,044
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	60,000	51,793
		258,491
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (e)	135,000	139,007
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (e)	60,000	61,346
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (e)	185,000	190,631
HUB International Ltd 5.625% 12/1/2029 (e)	105,000	104,894
Panther Escrow Issuer LLC 7.125% 6/1/2031 (e)	110,000	114,413
USI Inc/NY 7.5% 1/15/2032 (e)	90,000	94,381
		704,672
TOTAL FINANCIALS		1,231,262

Health Care - 2.0%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP 3.875% 4/1/2029 (e)	125,000	120,556
Health Care Providers & Services - 1.1%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (e)	55,000	47,561
CHS/Community Health Systems Inc 5.25% 5/15/2030 (e)	165,000	149,267
DaVita Inc 4.625% 6/1/2030 (e)	85,000	81,463
DaVita Inc 6.875% 9/1/2032 (e)	60,000	61,982
HAH Group Holding Co LLC 9.75% 10/1/2031 (e)	25,000	23,752
LifePoint Health Inc 8.375% 2/15/2032 (e)	50,000	53,285
Tenet Healthcare Corp 4.25% 6/1/2029	145,000	141,611
		558,921
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (e)	100,000	102,505
Bausch Health Cos Inc 4.875% 6/1/2028 (e)	70,000	62,650
Bausch Health Cos Inc 6.25% 2/15/2029 (e)	70,000	54,633
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (e)	140,000	135,260
		355,048
TOTAL HEALTH CARE		1,034,525

Industrials - 3.1%
Aerospace & Defense - 1.0%
ATI Inc 5.875% 12/1/2027	85,000	85,098
Axon Enterprise Inc 6.125% 3/15/2030 (e)	50,000	51,351
Axon Enterprise Inc 6.25% 3/15/2033 (e)	30,000	30,879
TransDigm Inc 4.625% 1/15/2029	210,000	205,795
TransDigm Inc 6.75% 8/15/2028 (e)	135,000	137,531
TransDigm Inc 7.125% 12/1/2031 (e)	15,000	15,646
		526,300
Building Products - 0.2%
Builders FirstSource Inc 4.25% 2/1/2032 (e)	70,000	65,831
Masterbrand Inc 7% 7/15/2032 (e)	20,000	20,668
		86,499
Commercial Services & Supplies - 1.4%
Allied Universal Holdco LLC 7.875% 2/15/2031 (e)	100,000	104,850
Artera Services LLC 8.5% 2/15/2031 (e)	160,000	141,387
Brand Industrial Services Inc 10.375% 8/1/2030 (e)	50,000	49,841
Brink's Co/The 6.5% 6/15/2029 (e)	120,000	123,492
GEO Group Inc/The 10.25% 4/15/2031	45,000	49,514
GEO Group Inc/The 8.625% 4/15/2029	50,000	52,935
GFL Environmental Inc 3.5% 9/1/2028 (e)	95,000	92,662
Neptune Bidco US Inc 9.29% 4/15/2029 (e)	55,000	53,763
OT Midco Inc 10% 2/15/2030 (e)	20,000	13,511
Reworld Holding Corp 4.875% 12/1/2029 (e)	51,000	47,964
		729,919
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (e)	70,000	69,801
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (e)	25,000	26,018
Passenger Airlines - 0.0%
American Airlines Inc 8.5% 5/15/2029 (e)	30,000	31,295
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (e)	30,000	31,151
KBR Inc 4.75% 9/30/2028 (e)	10,000	9,890
		41,041
Trading Companies & Distributors - 0.3%
United Rentals North America Inc 3.75% 1/15/2032	50,000	46,317
United Rentals North America Inc 3.875% 11/15/2027	90,000	88,432
		134,749
TOTAL INDUSTRIALS		1,645,622

Information Technology - 2.5%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (e)	61,000	60,609
CommScope LLC 9.5% 12/15/2031 (e)	42,000	43,474
		104,083
Electronic Equipment, Instruments & Components - 0.1%
CPI CG Inc 10% 7/15/2029 (e)	15,000	15,728
Insight Enterprises Inc 6.625% 5/15/2032 (e)	20,000	20,506
Lightning Power LLC 7.25% 8/15/2032 (e)	25,000	26,468
		62,702
IT Services - 0.8%
CoreWeave Inc 9% 2/1/2031 (e)	90,000	92,239
CoreWeave Inc 9.25% 6/1/2030 (e)	50,000	51,640
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (e)	145,000	137,384
Sabre GLBL Inc 11.125% 7/15/2030 (e)	100,000	96,845
Sabre GLBL Inc 8.625% 6/1/2027 (e)	26,000	26,372
		404,480
Semiconductors & Semiconductor Equipment - 0.3%
Entegris Inc 4.375% 4/15/2028 (e)	130,000	127,199
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(e)	11,184	11,743
		138,942
Software - 1.1%
Cloud Software Group Inc 6.5% 3/31/2029 (e)	145,000	146,308
Cloud Software Group Inc 9% 9/30/2029 (e)	60,000	62,232
Elastic NV 4.125% 7/15/2029 (e)	70,000	67,193
Gen Digital Inc 6.25% 4/1/2033 (e)	80,000	81,670
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (e)	100,000	103,519
UKG Inc 6.875% 2/1/2031 (e)	100,000	103,184
		564,106
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (e)	40,000	42,344
TOTAL INFORMATION TECHNOLOGY		1,316,657

Materials - 1.8%
Chemicals - 0.5%
Celanese US Holdings LLC 6.5% 4/15/2030	50,000	50,318
Chemours Co/The 5.75% 11/15/2028 (e)	105,000	102,414
LSB Industries Inc 6.25% 10/15/2028 (e)	50,000	49,324
Olympus Water US Holding Corp 4.25% 10/1/2028 (e)	50,000	48,082
Scih Salt Hldgs Inc 4.875% 5/1/2028 (e)	30,000	29,316
		279,454
Containers & Packaging - 0.7%
Ball Corp 6% 6/15/2029	185,000	189,378
Graphic Packaging International LLC 3.75% 2/1/2030 (e)	140,000	130,863
		320,241
Metals & Mining - 0.5%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)	55,000	53,185
Carpenter Technology Corp 6.375% 7/15/2028	55,000	55,117
Carpenter Technology Corp 7.625% 3/15/2030	40,000	41,105
Cleveland-Cliffs Inc 4.625% 3/1/2029 (e)	140,000	134,884
		284,291
Paper & Forest Products - 0.1%
LABL Inc 9.5% 11/1/2028 (e)	60,000	50,972
TOTAL MATERIALS		934,958

Real Estate - 0.8%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (e)	30,000	27,162
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (e)	51,000	53,713
		80,875
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	155,000	150,153
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (e)	30,000	31,877
		182,030
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (e)	50,000	47,726
Iron Mountain Inc 4.875% 9/15/2029 (e)	125,000	123,056
		170,782
TOTAL REAL ESTATE		433,687

Utilities - 1.4%
Electric Utilities - 0.8%
NRG Energy Inc 5.25% 6/15/2029 (e)	50,000	49,838
NRG Energy Inc 6% 2/1/2033 (e)	110,000	111,713
PG&E Corp 7.375% 3/15/2055 (c)	50,000	51,367
Southern Co/The 4% 1/15/2051 (c)	65,000	64,764
Vistra Operations Co LLC 5% 7/31/2027 (e)	100,000	99,669
Vistra Operations Co LLC 7.75% 10/15/2031 (e)	50,000	52,910
		430,261
Multi-Utilities - 0.6%
CMS Energy Corp 3.75% 12/1/2050 (c)	125,000	115,402
Dominion Energy Inc 6% 2/15/2056 (c)	148,000	149,059
Sempra 4.125% 4/1/2052 (c)	65,000	63,243
		327,704
TOTAL UTILITIES		757,965

TOTAL UNITED STATES		13,988,016
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (e)	75,000	78,773
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,162,295)		16,723,753

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Financials - 0.1%
Capital Markets - 0.1%
Morgan Stanley 6.625%	1,300	33,618
Information Technology - 0.5%
Software - 0.5%
Strategy Inc 10%	2,300	223,215
Strategy Inc Series A, 10%	500	56,115
		279,330
TOTAL UNITED STATES		312,948
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $289,773)		312,948

Preferred Securities - 6.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.1%
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC 6.45% (c)(m)	100,000	107,310
Energy Transfer LP 6.625% (c)(m)	335,000	337,194
Energy Transfer LP Series G, 7.125% (c)(m)	275,000	291,559
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (c)(d)(m)	100,000	101,270
Sunoco LP 7.875% (c)(e)(m)	325,000	331,025
		1,168,358
Financials - 3.6%
Banks - 2.8%
Bank of America Corp 6.25% (c)(m)	275,000	281,738
Citigroup Inc 6.95% (c)(m)	115,000	119,127
JPMorgan Chase & Co 6.5% (c)(m)	405,000	425,811
JPMorgan Chase & Co 6.875% (c)(m)	135,000	142,954
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0356% (c)(d)(m)	395,000	403,390
Wells Fargo & Co 3.9% (c)(m)	115,000	114,080
		1,487,100
Capital Markets - 0.3%
Bank of New York Mellon Corp/The 5.95% (c)(m)	95,000	96,388
Goldman Sachs Group Inc/The 6.85% (c)(m)	60,000	62,904
		159,292
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (c)(m)	125,000	115,953
Capital One Financial Corp 5.5% (c)(m)	105,000	107,598
		223,551
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(k)(m)	42,159	42,684
TOTAL FINANCIALS		1,912,627

Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 6% (c)(m)	35,000	34,049
Aircastle Ltd 5.25% (c)(e)(m)	100,000	99,683
		133,732
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5.375% (c)(m)	15,000	14,599
TOTAL UNITED STATES		3,229,316
TOTAL PREFERRED SECURITIES (Cost $3,098,857)		3,229,316

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $443,355)	4.21	443,266	443,355

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $51,583,399)	52,433,220
NET OTHER ASSETS (LIABILITIES) - 0.7%	396,207
NET ASSETS - 100.0%	52,829,427

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,923,595 or 30.1% of net assets.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing.
(i)	Zero coupon bond which is issued at a discount.
(j)	Principal Only Strips represent the right to receive the monthly principal payments.
(k)	Level 3 security.
(l)	Non-income producing - Security is in default.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,069,968	7,338,618	8,965,236	19,114	5	-	443,355	443,266	0.0%
Total	2,069,968	7,338,618	8,965,236	19,114	5	-	443,355

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Fund Class I	20,164,130	3,700,000	-	500,796	-	(203,773)	23,660,357	939,328
	20,164,130	3,700,000	-	500,796	-	(203,773)	23,660,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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